Income Tax: (Details Text) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Income Tax Details Text [Abstract]
Income tax expense recorded by the Company	$ 15.8	$ 0.0